Operating Lease - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
For the year ending December 31, 2026	$ 101,008
For the year ending December 31, 2027	88,863
For the year ending December 31, 2028	28,715
Total lease payments	218,586
Less: Imputed interest	(14,773)
Present value of operating lease liabilities	$ 203,813	$ 9,163